Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Depreciation
Depreciation	¥ 1,418,492	$ 194,333	¥ 1,299,384	¥ 1,231,305
Interest income	809,792	110,941	780,292	764,018
Interest expenses	(57,676)	(7,902)	(22,932)	(24,258)
Share of loss of equity method investees, net of tax of nil	166,980	$ 22,876	80,301	(6,559)
Total assets	74,936,126		72,322,594		$ 10,266,208
Investments in equity method investees	2,002,043		2,155,561		$ 274,279
Total expenditure for additions of long-lived assets	3,562,586		5,230,737
Inter-segment
Depreciation
Interest income	(1,035)		(1,532)	(252)
Interest expenses	1,035		1,532	252
Vip.com
Depreciation
Depreciation	924,097		851,630	846,864
Total assets	51,103,217		47,982,859
Investments in equity method investees	1,106,779		1,153,245
Total expenditure for additions of long-lived assets	870,593		2,330,278
Vip.com | Operating Segment
Depreciation
Interest income	610,161		654,485	622,686
Interest expenses	(57,627)		(22,821)	(23,573)
Share of loss of equity method investees, net of tax of nil	1,647		52,212	(117,176)
Shan Shan Outlets
Depreciation
Depreciation	476,943		417,226	298,624
Total assets	19,971,408		17,062,689
Investments in equity method investees	760,596		763,025
Total expenditure for additions of long-lived assets	2,687,663		2,895,954
Shan Shan Outlets | Operating Segment
Depreciation
Interest income	41,932		42,807	53,659
Interest expenses	(53)		(111)	(685)
Share of loss of equity method investees, net of tax of nil	121,071		112,868	110,617
Others
Depreciation
Depreciation	17,452		30,528	85,817
Total assets	3,861,501		7,277,046
Investments in equity method investees	134,668		239,291
Total expenditure for additions of long-lived assets	4,330		4,505
Others | Operating Segment
Depreciation
Interest income	158,734		84,532	87,925
Interest expenses	(1,031)		(1,532)	(252)
Share of loss of equity method investees, net of tax of nil	¥ 44,262		¥ (84,779)	¥ 0